Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Operating activities
Net loss	$ (104,366)	$ (36,149)
Non-cash or non operating items
Depreciation	172	162
Interest income	(592)	(860)
Loss (gain) on change in fair value of convertible notes derivative	80,294	18,618
Share-based compensation	1,452	27
Unrealized exchange gain	(45)	(298)
Changes in working capital items
Amounts receivable and prepaid expenses	(152)	1,006
Amounts receivable from related party	0	17
Trade and other payables	144	345
Payables to related parties	(113)	(13)
Net cash used in operating activities	(23,206)	(17,145)
Investing activities
Proceeds from royalty transactions on mineral property interest	50,038	13,826
Interest received on cash and cash equivalents	505	768
Net cash from investing activities	50,543	14,594
Financing activities
Proceeds from the exercise of share purchase options	8,409	23
Proceeds from the exercise of share purchase warrants	3,850	0
Payments of principal portion of lease liabilities	(174)	(146)
Cash settlement of equity-settled deferred share units	(59)	0
Withholding taxes paid on equity-settled deferred share units	(61)	0
Net cash from (used in) financing activities	11,965	(123)
Net increase (decrease) in cash and cash equivalents	39,302	(2,674)
Effect of exchange rate fluctuations on cash and cash equivalents	(710)	616
Cash and cash equivalents - beginning balance	16,142	18,200
Cash and cash equivalents - ending balance	$ 54,734	$ 16,142